Credit Facility - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	May 25, 2018
Disclosure Of Credit Facility [Line Items]
Repayment amount of credit facility	$ 396
Interest expense	822
Rye Patch [member]
Disclosure Of Credit Facility [Line Items]
Credit facility		$ 5,000
Credit Facility
Disclosure Of Credit Facility [Line Items]
Borrowings outstanding	0	$ 27,000
Credit facility accrued interest percent		8.00%
Repayment amount of credit facility	$ 16,562
Credit Facility | Rye Patch [member]
Disclosure Of Credit Facility [Line Items]
Credit facility		$ 16,562